Exhibit 99.1

World Omni Select Auto Trust 2020-A
Monthly Servicer Certificate
September 30, 2020

Dates Covered
Collections Period	08/08/20 - 09/30/20
Interest Accrual Period	09/16/20 - 10/14/20
30/360 Days	29
Actual/360 Days	29
Distribution Date	10/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	865,949,696.84	33,461
Principal Payments	37,912,012.03	794
Defaulted Receivables	148,944.23	6
Repurchased Accounts	0.00	0
Pool Balance at 09/30/20	827,888,740.58	32,661

Pool Statistics	$ Amount	# of Accounts
Pool Factor	95.60%
Prepayment ABS Speed	0.98%
Aggregate Starting Principal Balance	865,949,696.84	33,461

Delinquent Receivables:
Past Due 31-60 days	15,188,923.83	625
Past Due 61-90 days	3,032,248.63	120
Past Due 91-120 days	22,874.63	1
Past Due 121+ days	0.00	0
Total	18,244,047.09	746

Total 31+ Delinquent as % Ending Pool Balance	2.20%
Total 61+ Delinquent as % Ending Pool Balance	0.37%
Delinquency Trigger Occurred	NO

Recoveries	69,741.78
Aggregate Net Losses/(Gains) - September 2020	79,202.45
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.11%
Prior Net Losses Ratio	N/A
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	103,486,092.57
Actual Overcollateralization	73,863,737.94
Weighted Average APR	8.56%
Weighted Average Remaining Term	65.31

Flow of Funds	$ Amount

Collections	48,902,225.22
Investment Earnings on Cash Accounts	496.86
Servicing Fee(1)	(1,593,587.98)
Transfer to Collection Account	-
Available Funds	47,309,134.10

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	221,220.79
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	46,865.93
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	44,476.74
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Class D Interest	51,573.28
(9) Noteholders' Fourth Priority Principal Distributable Amount	-
(10) Class E Interest	-
(11) Noteholders' Fifth Priority Principal Distributable Amount	-
(12) Required Reserve Account	-
(13) Noteholders' Principal Distributable Amount	46,944,997.36
(14) Asset Representation Reviewer Amounts (in excess of 1)	-
(15) Distribution to Certificateholders	-
(16) Collection Account Redeposits	-

Total Distributions of Available Funds	47,309,134.10

Servicing Fee	1,593,587.98
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	630,400,000.00
Original Class B	69,260,000.00
Original Class C	44,170,000.00
Original Class D	37,660,000.00
Original Class E	19,480,000.00

Total Class A, B, C, D & E
Original Note Balance	800,970,000.00
Principal Paid	46,944,997.36
Note Balance @ 10/15/20	754,025,002.64

Class A-1
Original Note Balance	130,000,000.00
Principal Paid	46,944,997.36
Note Balance @ 10/15/20	83,055,002.64
Note Factor @ 10/15/20	63.8884636%

Class A-2
Original Note Balance	342,800,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	342,800,000.00
Note Factor @ 10/15/20	100.0000000%

Class A-3
Original Note Balance	157,600,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	157,600,000.00
Note Factor @ 10/15/20	100.0000000%

Class B
Original Note Balance	69,260,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	69,260,000.00
Note Factor @ 10/15/20	100.0000000%

Class C
Original Note Balance	44,170,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	44,170,000.00
Note Factor @ 10/15/20	100.0000000%

Class D
Original Note Balance	37,660,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	37,660,000.00
Note Factor @ 10/15/20	100.0000000%

Class E
Original Note Balance	19,480,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	19,480,000.00
Note Factor @ 10/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	364,136.74
Total Principal Paid	46,944,997.36
Total Paid	47,309,134.10

Class A-1
Coupon	0.20633%
Interest Paid	21,607.34
Principal Paid	46,944,997.36
Total Paid to A-1 Holders	46,966,604.70

Class A-2
Coupon	0.47000%
Interest Paid	129,787.89
Principal Paid	0.00
Total Paid to A-2 Holders	129,787.89

Class A-3
Coupon	0.55000%
Interest Paid	69,825.56
Principal Paid	0.00
Total Paid to A-3 Holders	69,825.56

Class B
Coupon	0.84000%
Interest Paid	46,865.93
Principal Paid	0.00
Total Paid to B Holders	46,865.93

Class C
Coupon	1.25000%
Interest Paid	44,476.74
Principal Paid	0.00
Total Paid to C Holders	44,476.74

Class D
Coupon	1.70000%
Interest Paid	51,573.28
Principal Paid	0.00
Total Paid to D Holders	51,573.28

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4546197
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	58.6101819
Total Distribution Amount	59.0648016

A-1 Interest Distribution Amount	0.1662103
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	361.1153643
Total A-1 Distribution Amount	361.2815746

A-2 Interest Distribution Amount	0.3786111
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.3786111

A-3 Interest Distribution Amount	0.4430556
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.4430556

B Interest Distribution Amount	0.6766666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.6766666

C Interest Distribution Amount	1.0069445
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0069445

D Interest Distribution Amount	1.3694445
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	1.3694445

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 09/16/20	12,989,245.45
Investment Earnings	496.86
Investment Earnings Paid	(496.86)
Deposit/(Withdrawal)	-
Balance as of 10/15/20	12,989,245.45
Change	-

Required Reserve Amount	12,989,245.45

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$8,362,889.20	N/A	N/A
Number of Extensions	299	N/A	N/A
Ratio of extensions to Beginning of Period Receivables Balance	0.97%	N/A	N/A

(1) The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2020-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.

The fair value of the notes and the certificates on the Closing Date is summarized below. The totals may not sum due to rounding.

		Fair Values
	Fair Values	(as a percentage of the fair values
Class of Securities	(in millions)	of the notes and the certificates)
Class A Notes	$630.36	72.4%
Class B Notes	$69.25	8.0%
Class C Notes	$44.16	5.1%
Class D Notes	$37.65	4.3%
Class E Notes	$17.44	2.0%
Certificates	$71.93	8.3%
Total	$870.78	100.0%